Derivative Liability Disclosure: Schedule of Derivative Liabilities at Fair Value (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 30, 2023	Dec. 31, 2021
Details
Derivative Liability	$ 252,659		$ 116,508	$ 978,232
Initial valuation of derivative liabilities included in debt discount		$ 201,250
Initial valuation of derivative liabilities related to issuance of Preferred Stock		37,706
Initial valuation of derivative liabilities included in derivative expense		(405,700)
Reclassification of derivative liabilities to gain from extinguishment of debt		(67,284)
Change in fair value of derivative liabilities	$ 136,151	$ 627,696